Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 169,346	¥ 163,769	¥ 162,676
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	83,734	80,430
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 42,158	¥ 40,155